Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AQR Funds
Prospectus Date	rr_ProspectusDate	Jan. 29, 2016
Class R6, Y Shares | AQR International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary — AQR International Equity Fund
Supplement Text Block	aqrf_SupplementTextBlock	As of the close of business on September 30, 2015, the Fund no longer offers Class Y Shares for purchase or exchange by new investors. See “Closed Fund Policy” in the Fund’s prospectus for further information on the investors that are eligible to purchase or exchange Class Y Shares of the Fund.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AQR International Equity Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses for the Fund's Class R6 Shares have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and with respect to the Class R6 Shares, takes into account the effect of the Fee Waiver Agreement through January 28, 2017, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to outperform, after expenses, the MSCI EAFE Index (the International Equity Benchmark) while seeking to control its tracking error relative to this benchmark. The Fund will target a forecasted tracking error generally in the range of 3-7% relative to the International Equity Benchmark over a long-term business cycle, but actual tracking error will vary based on market conditions, sector positioning, securities selection and other factors. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada.

The Adviser uses a set of value, momentum and other factors to generate an investment portfolio based on the Adviser's global asset allocation models and security selection procedures. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously:
  Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios for choosing individual equities and countries, and purchasing power parity for choosing currencies.
  Momentum strategies favor securities with strong recent performance. Examples of momentum strategies include simple price momentum for choosing individual equities and countries, and foreign exchange rate momentum for selecting currencies.
  In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser's proprietary research.
Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, swaps on equity index futures and depositary receipts). The Fund will invest in companies with a broad range of market capitalizations, including smaller capitalization companies The Fund invests primarily in securities comprising the International Equity Benchmark and also invests to some extent in securities outside the International Equity Benchmark which the Adviser deems to have similar investment characteristics to the securities comprising the International Equity Benchmark. The Fund may invest in or use rights, warrants, equity swaps, financial futures contracts, swaps on futures contracts, forward foreign currency contracts and other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund's assets will be held in cash or cash equivalents including, but not limited to, money market instruments, interests in short-term investment funds or shares of money market or short-term bond funds.

The Fund may invest to a lesser extent in securities of issuers in countries and currencies not included in the International Equity Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund's investment portfolio.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.

		The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move in favor of or against the Fund). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid, however, all investments long- or short-term are subject to risk of loss. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: The Fund may invest in, or have exposure to, common stocks. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty's creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.

Currency Risk: Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments in securities denominated in a foreign currency or may widen existing losses.

Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include, as further described in the section entitled "Principal Investment Strategies of the Fund," futures contracts, swaps and forward foreign currency contracts. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent the Fund is required to segregate or "set aside" (often referred to as "asset segregation") liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign instruments and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser's skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund's NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund's hedging strategy will be subject to the Adviser's ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund's hedging strategy will also be subject to the Adviser's ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds ("ETFs"), are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds currently seek to preserve the value of the Fund's investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund. Moreover, recent rule amendments adopted by the SEC will require certain money market mutual funds to implement floating NAVs in the future that will not preserve the value of the Fund's investment at $1.00 per share. The implementation of these rule amendments may impact the Fund's use of these money market mutual funds for capital preservation purposes.

Leverage Risk: As part of the Fund's principal investment strategy, the Fund will make investments in futures contracts, forward contracts, swaps and other derivative instruments. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk of losses that exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Manager Risk: If the Adviser makes poor investment decisions, it will negatively affect the Fund's investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund's investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid-Cap Securities Risk: The Fund may invest in, or have exposure to, the securities of mid-cap companies. The prices of securities of mid-cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large-cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, "model prices" will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Securities Lending Risk: The Fund's risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower's collateral.

Small-Cap Securities Risk: Investments in or exposure to the stocks of companies with smaller market capitalizations involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Swap Agreements Risk: Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund's ability to implement its principal investment strategies and could result in losses to the Fund.

Value Style Risk: Investing in or having exposure to "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

		Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.

A privately offered fund managed by the Adviser was reorganized into the Class Y Shares of the Fund on August 28, 2009, the date the Fund commenced operations. This privately offered fund was organized in June 2004 and commenced operations in July 2004 and had an investment objective, investment policies and restrictions that were, in all material respects, the same as those of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act. In addition, this privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, might have adversely affected its performance.

The Fund’s performance of the Class Y Shares of the Fund for periods prior to August 28, 2009, the date the Fund commenced operations, is that of the privately offered fund. The privately offered fund’s total annual fund operating expenses during the periods presented were lower than the Fund’s estimated total annual fund operating expenses for Class Y Shares. The Fund has restated the privately offered fund’s performance to reflect the Fund’s fees, estimated expenses and fee waivers/expense limitations of Class Y Shares upon their initial offering.

The Class R6 Shares commenced operations on January 8, 2014.

		The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share and the performance of other classes of the Fund, can be obtained by visiting https://funds.aqr.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://funds.aqr.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Shares—Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return	Lowest Quarterly Return
26.30% (2Q09)	-25.03% (3Q08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2015
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are for Class Y Shares only. After tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return after taxes on distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table compares the Fund’s average annual total returns for Class Y Shares and Class R6 Shares as of December 31, 2015 to the MSCI EAFE Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return after taxes on distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax returns are for Class Y Shares only. After tax returns for other classes will vary.
Class R6, Y Shares | AQR International Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[2]
Less: Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	$ 1,061
One Year	rr_AverageAnnualReturnYear01	2.11%	[4]
Five Year	rr_AverageAnnualReturnYear05		[4]
Ten Year	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.38%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 08, 2014	[4]
Class R6, Y Shares | AQR International Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.10%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	0.10%
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[2]
Less: Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	322
10 Years	rr_ExpenseExampleYear10	$ 711
2006	rr_AnnualReturn2006	25.54%
2007	rr_AnnualReturn2007	8.17%
2008	rr_AnnualReturn2008	(45.41%)
2009	rr_AnnualReturn2009	37.30%
2010	rr_AnnualReturn2010	10.84%
2011	rr_AnnualReturn2011	(14.66%)
2012	rr_AnnualReturn2012	23.26%
2013	rr_AnnualReturn2013	24.46%
2014	rr_AnnualReturn2014	(7.26%)
2015	rr_AnnualReturn2015	2.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.03%)
One Year	rr_AverageAnnualReturnYear01	2.41%	[4]
Five Year	rr_AverageAnnualReturnYear05	4.45%	[4]
Ten Year	rr_AverageAnnualReturnYear10	3.44%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2006	[4]
Class R6, Y Shares | AQR International Equity Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.75%	[4]
Five Year	rr_AverageAnnualReturnYear05	3.10%	[4]
Ten Year	rr_AverageAnnualReturnYear10	2.55%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2006	[4]
Class R6, Y Shares | AQR International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.19%	[4]
Five Year	rr_AverageAnnualReturnYear05	3.36%	[4]
Ten Year	rr_AverageAnnualReturnYear10	2.59%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2006	[4]
Class R6, Y Shares | AQR International Equity Fund | MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.81%)	[4]
Five Year	rr_AverageAnnualReturnYear05		[4]
Ten Year	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.59%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 08, 2014	[4]
Class R6, Y Shares | AQR International Equity Fund | MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.81%)	[4]
Five Year	rr_AverageAnnualReturnYear05	3.60%	[4]
Ten Year	rr_AverageAnnualReturnYear10	3.03%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2006	[4]

[1]	Other Expenses for the Fund's Class R6 Shares have been restated to reflect current contractual fees.
[2]	The Total Annual Fund Operating Expenses for Class R6 Shares do not correlate to the Class R6 ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund's most recent annual report which does not include the restatement of the Other Expenses.
[3]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.85% for Class R6 Shares (the "Fee Waiver Agreement"). This arrangement will continue at least through January 28, 2017. The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not "interested persons" of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that such recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.
[4]	The inception dates for the Class Y Shares and Class R6 Shares were June 30, 2006 and January 8, 2014, respectively.